Business Segment Information (Sales and Operating Revenue Attributed to Countries Based on Location of Customers and Long-Lived Assets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	¥ 8,543,982	¥ 7,603,250	¥ 8,105,712
Property, plant and equipment, net	739,470	758,199
Japan
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	2,625,619	2,392,790	2,317,312
Property, plant and equipment, net	563,593	580,453
United States
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,835,705	1,673,768	1,733,759
Property, plant and equipment, net	97,979	101,167
Europe
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,841,457	1,634,683	1,881,329
Property, plant and equipment, net	23,302	24,273
China
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	674,718	557,995	540,497
Property, plant and equipment, net	11,232	13,466
Asia Pacific
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	1,024,179	866,712	959,171
Property, plant and equipment, net	36,738	34,575
Other Areas
Revenue from External Customer [Line Items]
Sales and operating revenue, Total	542,304	477,302	¥ 673,644
Property, plant and equipment, net	¥ 6,626	¥ 4,265